Inventories (Schedule Of Major Components Of Inventories) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Petroleum products	$ 26,791	$ 30,108
Crude oil	30,043	7,266
Caustic soda	2,392	2,850
NaHS	4,573	6,603
Other	3	2
Total	$ 63,802	$ 46,829